American Beacon Retirement Income and Appreciation Fund

Supplement dated May 9, 2014
to the
Statement of Additional Information dated February 28, 2014

The information below supplements the Statement of Additional Information dated February 28, 2013 and is in addition to any other supplement(s):

In the “Portfolio Managers” section for Calamos Advisors LLC., all references to Jeff Scudieri are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE